Memorandum items (Tables)	12 Months Ended
Dec. 31, 2020
Off-balance-sheet exposures
Schedule of contingent commitments	The detail is as follows:

	2020	2019	2018
Loans commitment granted	241,230	241,179	218,083
Of which doubtful	274	352	298
Financial guarantees granted	12,377	13,650	11,723
Of which doubtful	124	154	181
Financial guarantees	12,358	13,619	11,557
Credit derivatives sold	19	31	166
Other commitments granted	64,538	68,895	74,389
Of which doubtful	548	747	983
Technical guarantees	33,526	33,890	35,154
Other	31,012	35,005	39,235

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2020	2019	2018
Investment funds	131,965	142,988	127,564
Pension funds	15,577	11,843	11,160
Assets under management	20,712	22,079	19,131
	168,254	176,910	157,855